PHL VARIABLE INSURANCE COMPANY

Annual Report

to Contract Owners

December 31, 2016

PHL Variable Accumulation Account II

ANNUAL REPORT TO CONTRACT OWNERS

Table of Contents

December 31, 2016

PHL VARIABLE ACCUMULATION ACCOUNT II

Statement of Assets and Liabilities

December 31, 2016

	SHARES	COST	VALUE

Assets:
Investments in portfolio shares, at net asset value (Note 2):
ALPS Investors Variable Insurance Trust:
Morningstar ETF Asset Allocations:
Conservative ETF Portfolio	5,856.244	$62,488	$62,662
Growth ETF Portfolio	74,736.752	804,216	813,884
Income and Growth ETF Portfolio	3,164.074	27,435	33,160
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	3,548.726	56,310	67,001
Dreyfus Stock Index Fund - Service	5,212.333	221,279	239,350
Fidelity Variable Insurance Products - Service:
Strategic Income Portfolio	1,629.985	17,926	17,897
Franklin Templeton Variable Insurance Products Trust:
Templeton Global Bond II Fund	1,875.337	28,898	30,474
Guggenheim Variable Insurance Funds:
Multi-Hedge Strategies Fund	892.878	21,915	21,384
Rydex Energy Fund	30.477	2,187	2,440
Invesco Variable Insurance Funds:
Government Money Market Fund	48,680.909	48,681	48,682
Janus Aspen Series - Service
Balanced Portfolio	1,155.757	32,354	36,857
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	234.060	5,023	4,393
PIMCO Variable Insurance Trust - Administrative:
All Asset Portfolio	5,643.366	62,309	56,491
Short-Term Portfolio	4,714.204	48,268	48,557
PIMCO Variable Insurance Trust - Advisor:
CommodityRealReturn Strategy Portfolio	926.121	10,646	7,362
High Yield Portfolio	6,845.962	53,701	53,056
Real Return Portfolio	6,178.893	89,450	75,815
Total Return Portfolio	75,448.630	827,926	802,774
Pioneer Variable Contracts Trust:
Equity Income Portfolio	574.038	17,315	18,042
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio II	756.602	16,392	17,015
VanEck VIP Trust:
Emerging Markets Fund	773.483	9,199	8,044
Global Hard Assets Fund	344.245	7,102	8,031
Vanguard Variable Insurance Fund:
Balanced Portfolio	1,600.071	29,368	36,850
International Portfolio	2,252.466	41,759	43,991
Total Bond Market Index Portfolio	14,606.346	174,802	171,918
Total Stock Market Index Portfolio	2,604.927	79,294	88,828
Total assets			$2,814,958

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

Statement of Assets and Liabilities – Continued

December 31, 2016

VALUE

Net assets attributable to:
Contract owners’ deferred annuity reserves:
ALPS Investors Variable Insurance Trust:
Morningstar ETF Asset Allocations:
Conservative ETF Portfolio	$62,662
Growth ETF Portfolio	813,884
Income and Growth ETF Portfolio	33,160
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	67,001
Dreyfus Stock Index Fund - Service	239,350
Fidelity Variable Insurance Products - Service:
Strategic Income Portfolio	17,897
Franklin Templeton Variable Insurance Products Trust:
Templeton Global Bond II Fund	30,474
Guggenheim Variable Insurance Funds:
Multi-Hedge Strategies Fund	21,384
Rydex Energy Fund	2,440
Invesco Variable Insurance Funds:
Government Money Market Fund	48,682
Janus Aspen Series - Service
Balanced Portfolio	36,857
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	4,393
PIMCO Variable Insurance Trust - Administrative:
All Asset Portfolio	56,491
Short-Term Portfolio	48,557
PIMCO Variable Insurance Trust - Advisor:
CommodityRealReturn Strategy Portfolio	7,362
High Yield Portfolio	53,056
Real Return Portfolio	75,815
Total Return Portfolio	802,774
Pioneer Variable Contracts Trust:
Equity Income Portfolio	18,042
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio II	17,015
VanEck VIP Trust:
Emerging Markets Fund	8,044
Global Hard Assets Fund	8,031
Vanguard Variable Insurance Fund:
Balanced Portfolio	36,850
International Portfolio	43,991
Total Bond Market Index Portfolio	171,918
Total Stock Market Index Portfolio	88,828
Net assets attributable to contract owners’ deferred annuity reserves	$2,814,958

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations

For the Year Ended December 31, 2016

	ALPS INVESTORS VARIABLE INSURANCE TRUST (MORNINGSTAR ETF ASSET ALLOCATION SERIES) (j)*			DREYFUS INVESTMENT PORTFOLIOS
	CONSERVATIVE	GROWTH	INCOME AND GROWTH	MIDCAP STOCK (a)*	SMALL CAP STOCK INDEX
Investment income:
Income dividends from investments in portfolio shares	$951	$11,537	$556	$3,501	$1,078
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	12,208	428	1,750	(18,779)	13,347
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,637	35,396	1,699	29,278	10,223
Net realized gain (loss) on investments in portfolio shares	13,845	35,824	3,449	10,499	23,570
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,575	15,336	(1,675)	3,582	(1,993)
Net increase (decrease) in net assets from operations	$17,371	$62,697	$2,330	$17,582	$22,655

Statements of Changes in Net Assets

For the Year Ended December 31, 2016

	ALPS INVESTORS VARIABLE INSURANCE TRUST (MORNINGSTAR ETF ASSET ALLOCATION SERIES) (j)*			DREYFUS INVESTMENT PORTFOLIOS
	CONSERVATIVE	GROWTH	INCOME AND GROWTH	MIDCAP STOCK (a)*	SMALL CAP STOCK INDEX
Changes from operations:
Investment income	$951	$11,537	$556	$3,501	$1,078
Net realized gain (loss) on investments in portfolio shares	13,845	35,824	3,449	10,499	23,570
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,575	15,336	(1,675)	3,582	(1,993)
Net increase (decrease) in net assets from operations	17,371	62,697	2,330	17,582	22,655
Changes from contract owners transactions:
Contract redemptions	(19,581)	(54,883)	(5,385)	(51,005)	(103,321)
Net transfers	(668,754)	668,754	—	(444,442)	34,986
Net increase (decrease) in net assets from contract owners’ transactions	(688,335)	613,871	(5,385)	(495,447)	(68,335)
Net increase (decrease) in net assets	(670,964)	676,568	(3,055)	(477,865)	(45,680)
Net assets, beginning of period	733,626	137,316	36,215	477,865	112,681
Net assets, end of period	$62,662	$813,884	$33,160	$—	$67,001

*	See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	FIDELITY VARIABLE INSURANCE PRODUCTS						FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

DREYFUS STOCK INDEX	GROWTH OPPORTUNITIES (b)*	HIGH INCOME (a)*	INVESTMENT GRADE BOND (a)*	OVERSEAS (i)*	REAL ESTATE (a)*	STRATEGIC INCOME	MUTUAL GLOBAL DISCOVERY (b)*	TEMPLETON GLOBAL BOND

$3,895	$12	$—	$33	$—	$11	$602	$—	$—

218	4,472	10,668	2,429	1,455	3,423	(2,217)	(23,353)	(6,116)

99	—	—	29	—	—	—	—	—

7,503	1,015	—	—	—	149	—	—	68
7,820	5,487	10,668	2,458	1,455	3,572	(2,217)	(23,353)	(6,048)

17,178	(9,946)	—	2,164	3	(858)	3,964	23,765	6,397
$28,893	$(4,447)	$10,668	$4,655	$1,458	$2,725	$2,349	$412	$349

	FIDELITY VARIABLE INSURANCE PRODUCTS						FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

DREYFUS STOCK INDEX	GROWTH OPPORTUNITIES (b)*	HIGH INCOME (a)*	INVESTMENT GRADE BOND (a)*	OVERSEAS (i)*	REAL ESTATE (a)*	STRATEGIC INCOME	MUTUAL GLOBAL DISCOVERY (b)*	TEMPLETON GLOBAL BOND

$3,895	$12	$—	$33	$—	$11	$602	$—	$—
7,820	5,487	10,668	2,458	1,455	3,572	(2,217)	(23,353)	(6,048)

17,178	(9,946)	—	2,164	3	(858)	3,964	23,765	6,397
28,893	(4,447)	10,668	4,655	1,458	2,725	2,349	412	349

(105)	(34,717)	(100,665)	(75,480)	(41,032)	(23,689)	(90)	(69,022)	(22,596)
194,424	(12,926)	89,997	(1,226)	34,753	(8,799)	(24,064)	(31,089)	19,094

194,319	(47,643)	(10,668)	(76,706)	(6,279)	(32,488)	(24,154)	(100,111)	(3,502)
223,212	(52,090)	—	(72,051)	(4,821)	(29,763)	(21,805)	(99,699)	(3,153)
16,138	52,090	—	72,051	4,821	29,763	39,702	99,699	33,627
$239,350	$—	$—	$—	$—	$—	$17,897	$—	$30,474

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2016

	FRANKLIN TEMPLETON VAR. INS. PRD. TRUST (continued)	GUGGENHEIM VARIABLE INSURANCE FUNDS

	U.S. GOVERNMENT SECURITIES (b)*	MULTI HEDGE STRATEGIES	RYDEX BIOTECHNOLOGY (b)*	RYDEX CONSUMER PRODUCTS (c)*	RYDEX ENERGY
Investment income:
Income dividends from investments in portfolio shares	$235	$21	$—	$—	$294
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	501	3,106	45,952	69	(52,061)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	501	3,106	45,952	69	(52,061)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	6	(3,517)	(66,525)	—	56,399
Net increase (decrease) in net assets from operations	$742	$(390)	$(20,573)	$69	$4,632

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	FRANKLIN TEMPLETON VAR. INS. PRD. TRUST (continued)	GUGGENHEIM VARIABLE INSURANCE FUNDS

	U.S. GOVERNMENT SECURITIES (b)*	MULTI HEDGE STRATEGIES	RYDEX BIOTECHNOLOGY (b)*	RYDEX CONSUMER PRODUCTS (c)*	RYDEX ENERGY
Changes from operations:
Investment income	$235	$21	$—	$—	$294
Net realized gain (loss) on investments in portfolio shares	501	3,106	45,952	69	(52,061)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	6	(3,517)	(66,525)	—	56,399
Net increase (decrease) in net assets from operations	742	(390)	(20,573)	69	4,632
Changes from contract owners transactions:
Contract redemptions	(21)	(20)	(65,924)	—	(35,333)
Net transfers	(7,904)	(28,374)	(28,759)	(69)	(12,525)
Net increase (decrease) in net assets from contract owners’ transactions	(7,925)	(28,394)	(94,683)	(69)	(47,858)
Net increase (decrease) in net assets	(7,183)	(28,784)	(115,256)	—	(43,226)
Net assets, beginning of period	7,183	50,168	115,256	—	45,666
Net assets, end of period	$—	$21,384	$—	$—	$2,440

*	See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)				INVESCO VARIABLE INSURANCE FUNDS	JANUS ASPEN SERIES - SERVICE		LAZARD RETIREMENT SERIES	OPPENHEIMER VARIABLE ACCOUNT
RYDEX S&P 500 2X STRATEGY (b)*	RYDEX S&P 500 PURE GROWTH (c)*	RYDEX S&P 500 PURE VALUE (a)*	RYDEX TRANSPORTATION (b)*	GOVERNMENT MONEY MARKET (d)*	BALANCED	ENTERPRISE (c)*	EMERGING MARKETS EQUITY	INTERNATIONAL GROWTH (b)*

$—	$—	$2,860	$—	$162	$691	$—	$104	$—

(9,099)	3,798	11,295	(31,908)	—	—	(886)	(8,105)	(9,236)

—	—	—	—	—	—	—	—	—

—	—	7,240	22,816	—	487	—	—	—
(9,099)	3,798	18,535	(9,092)	—	487	(886)	(8,105)	(9,236)

12,155	(1,012)	3,839	10,006	—	349	(244)	13,969	8,708
$3,056	$2,786	$25,234	$914	$162	$1,527	$(1,130)	$5,968	$(528)

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)				INVESCO VARIABLE INSURANCE FUNDS	JANUS ASPEN SERIES - SERVICE		LAZARD RETIREMENT SERIES	OPPENHEIMER VARIABLE ACCOUNT
RYDEX S&P 500 2X STRATEGY (b)*	RYDEX S&P 500 PURE GROWTH (c)*	RYDEX S&P 500 PURE VALUE (a)*	RYDEX TRANSPORTATION (b)*	GOVERNMENT MONEY MARKET (d)*	BALANCED	ENTERPRISE (c)*	EMERGING MARKETS EQUITY	INTERNATIONAL GROWTH (b)*

$—	$—	$2,860	$—	$162	$691	$—	$104	$—
(9,099)	3,798	18,535	(9,092)	—	487	(886)	(8,105)	(9,236)

12,155	(1,012)	3,839	10,006	—	349	(244)	13,969	8,708
3,056	2,786	25,234	914	162	1,527	(1,130)	5,968	(528)

(16,937)	(9,096)	(664,910)	(59,393)	(31,018)	1	—	(31,201)	(6,620)
(259,409)	(136,318)	395,031	(27,219)	(61,138)	—	(12,534)	(1,827)	(56,552)

(276,346)	(145,414)	(269,879)	(86,612)	(92,156)	1	(12,534)	(33,028)	(63,172)
(273,290)	(142,628)	(244,645)	(85,698)	(91,994)	1,528	(13,664)	(27,060)	(63,700)
273,290	142,628	244,645	85,698	140,676	35,329	13,664	31,453	63,700
$—	$—	$—	$—	$48,682	$36,857	$—	$4,393	$—

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2016

	PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE			PIMCO VARIABLE INSURANCE TRUST - ADVISOR
	ALL ASSET	LONG TERM US GOVERNMENT (i)*	SHORT- TERM	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND (b)*
Investment income:
Income dividends from investments in portfolio shares	$1,443	$1,685	$657	$71	$2,557
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	1,933	16	(765)	(18,376)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	75	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	162	—	—
Net realized gain (loss) on investments in portfolio shares	—	1,933	253	(765)	(18,376)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,026	18,060	62	1,743	27,155
Net increase (decrease) in net assets from operations	$6,469	$21,678	$972	$1,049	$11,336

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE			PIMCO VARIABLE INSURANCE TRUST - ADVISOR
	ALL ASSET	LONG TERM US GOVERNMENT (i)*	SHORT- TERM	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND (b)*
Changes from operations:
Investment income	$1,443	$1,685	$657	$71	$2,557
Net realized gain (loss) on investments in portfolio shares	—	1,933	253	(765)	(18,376)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,026	18,060	62	1,743	27,155
Net increase (decrease) in net assets from operations	6,469	21,678	972	1,049	11,336
Changes from contract owners transactions:
Contract redemptions	(4)	(137,263)	(9)	(3)	(83,836)
Net transfers	—	(44,036)	7,389	(83)	(36,114)
Net increase (decrease) in net assets from contract owners’ transactions	(4)	(181,299)	7,380	(86)	(119,950)
Net increase (decrease) in net assets	6,465	(159,621)	8,352	963	(108,614)
Net assets, beginning of period	50,026	159,621	40,205	6,399	108,614
Net assets, end of period	$56,491	$—	$48,557	$7,362	$—

*	See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

PIMCO VARIABLE INSURANCE TRUST - ADVISOR (continued)				PIONEER VARIABLE CONTRACTS TRUST				T. ROWE PRICE EQUITY SERIES

HIGH YIELD	LOW DURATION (b)*	REAL RETURN	TOTAL RETURN	DISCIPLINED VALUE (e)*	EQUITY INCOME	HIGH YIELD (a)*	MID CAP VALUE (b)*	BLUE CHIP GROWTH II

$2,435	$807	$1,640	$21,757	$1,199	$658	$900	$—	$—

(138)	(5,038)	(164)	(31,613)	(13,550)	6,274	(4,879)	3,765	7,484

—	—	—	—	—	—	—	—	—

—	—	—	—	5,242	743	—	—	—
(138)	(5,038)	(164)	(31,613)	(8,308)	7,017	(4,879)	3,765	7,484

3,175	4,991	2,200	37,189	5,947	(3,347)	6,768	(3,318)	(8,866)
$5,472	$760	$3,676	$27,333	$(1,162)	$4,328	$2,789	$447	$(1,382)

PIMCO VARIABLE INSURANCE TRUST - ADVISOR (continued)				PIONEER VARIABLE CONTRACTS TRUST				T. ROWE PRICE EQUITY SERIES

HIGH YIELD	LOW DURATION (b)*	REAL RETURN	TOTAL RETURN	DISCIPLINED VALUE (e)*	EQUITY INCOME	HIGH YIELD (a)*	MID CAP VALUE (b)*	BLUE CHIP GROWTH II

$2,435	$807	$1,640	$21,757	$1,199	$658	$900	$—	$—
(138)	(5,038)	(164)	(31,613)	(8,308)	7,017	(4,879)	3,765	7,484

3,175	4,991	2,200	37,189	5,947	(3,347)	6,768	(3,318)	(8,866)
5,472	760	3,676	27,333	(1,162)	4,328	2,789	447	(1,382)

(97)	(89,814)	(47)	(509,607)	(68)	(77,572)	(24,170)	(25,740)	(48,698)
10,223	(34,141)	(502)	259,073	(54,310)	72,489	(11,185)	—	3,564

10,126	(123,955)	(549)	(250,534)	(54,378)	(5,083)	(35,355)	(25,740)	(45,134)
15,598	(123,195)	3,127	(223,201)	(55,540)	(755)	(32,566)	(25,293)	(46,516)
37,458	123,195	72,688	1,025,975	55,540	18,797	32,566	25,293	63,531
$53,056	$—	$75,815	$802,774	$—	$18,042	$—	$—	$17,015

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2016

	T. ROWE PRICE EQUITY SERIES (continued)		VANECK VIP TRUST (f)*		VANGUARD VARIABLE INSURANCE FUNDS
	EQUITY INCOME II (b)*	HEALTH SCIENCES II (b)*	EMERGING MARKETS	GLOBAL HARD ASSETS	BALANCED
Investment income:
Income dividends from investments in portfolio shares	$263	$—	$22	$27	$857
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(5,133)	(949)	(826)	(2,308)	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	19
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	24	—	1,480
Net realized gain (loss) on investments in portfolio shares	(5,133)	(949)	(802)	(2,308)	1,499
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	6,534	(14,636)	349	5,558	1,300
Net increase (decrease) in net assets from operations	$1,664	$(15,585)	$(431)	$3,277	$3,656
Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2016
	T. ROWE PRICE EQUITY SERIES (continued)		VANECK VIP TRUST (f)*		VANGUARD VARIABLE INSURANCE FUNDS
	EQUITY INCOME II (b)*	HEALTH SCIENCES II (b)*	EMERGING MARKETS	GLOBAL HARD ASSETS	BALANCED
Changes from operations:
Investment income	$263	$—	$22	$27	$857
Net realized gain (loss) on investments in portfolio shares	(5,133)	(949)	(802)	(2,308)	1,499
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	6,534	(14,636)	349	5,558	1,300
Net increase (decrease) in net assets from operations	1,664	(15,585)	(431)	3,277	3,656
Changes from contract owners transactions:
Contract redemptions	(6,095)	(93,162)	(3)	—	—
Net transfers	(105,984)	(29,051)	3,729	(846)	—
Net increase (decrease) in net assets from contract owners’ transactions	(112,079)	(122,213)	3,726	(846)	—
Net increase (decrease) in net assets	(110,415)	(137,798)	3,295	2,431	3,656
Net assets, beginning of period	110,415	137,798	4,749	5,600	33,194
Net assets, end of period	$—	$—	$8,044	$8,031	$36,850

*	See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

VANGUARD VARIABLE INSURANCE FUNDS (continued)					VIRTUS VARIABLE INSURANCE TRUST	WANGER ADVISORS TRUST
CAPITAL GROWTH (b)*	INTERNATIONAL	SMALL COMPANY GROWTH (b)*	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	REAL ESTATE SECURITIES (i)*	INTERNATIONAL (g)*	INTERNATIONAL SELECT (h)*	TOTAL

$1,048	$611	$134	$3,944	$1,336	$—	$—	$61	$70,655

3,170	4,371	(8,924)	1,417	21,507	(7,627)	(947)	(895)	(98,836)

16	—	161	71	39	—	—	—	509

2,284	711	3,248	399	3,445	—	—	247	135,496
5,470	5,082	(5,515)	1,887	24,991	(7,627)	(947)	(648)	37,169

(5,913)	1,726	3,756	(2,727)	(7,711)	4,642	413	558	185,259
$605	$7,419	$(1,625)	$3,104	$18,616	$(2,985)	$(534)	$(29)	$293,083

VANGUARD VARIABLE INSURANCE FUNDS (continued)					VIRTUS VARIABLE INSURANCE TRUST	WANGER ADVISORS TRUST
CAPITAL GROWTH (b)*	INTERNATIONAL	SMALL COMPANY GROWTH (b)*	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	REAL ESTATE SECURITIES (i)*	INTERNATIONAL (g)*	INTERNATIONAL SELECT (h)*	TOTAL

$1,048	$611	$134	$3,944	$1,336	$—	$—	$61	$70,655
5,470	5,082	(5,515)	1,887	24,991	(7,627)	(947)	(648)	37,169

(5,913)	1,726	3,756	(2,727)	(7,711)	4,642	413	558	185,259
605	7,419	(1,625)	3,104	18,616	(2,985)	(534)	(29)	293,083

(91,111)	(43,904)	—	(75,054)	(105,044)	(79,388)	—	—	(3,012,732)
(44,407)	76,555	(36,095)	217,633	91,812	57,312	(9,169)	(6,967)	—

(135,518)	32,651	(36,095)	142,579	(13,232)	(22,076)	(9,169)	(6,967)	(3,012,732)
(134,913)	40,070	(37,720)	145,683	5,384	(25,061)	(9,703)	(6,996)	(2,719,649)
134,913	3,921	37,720	26,235	83,444	25,061	9,703	6,996	5,534,607
$—	$43,991	$—	$171,918	$88,828	$—	$—	$—	$2,814,958

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations

For the Year Ended December 31, 2015

	ALPS INVESTORS VARIABLE INSURANCE TRUST			DREYFUS INVESTMENT PORTFOLIOS
	CONSERVATIVE ETF ASSET ALLOCATION	GROWTH ETF ASSET ALLOCATION	INCOME AND GROWTH ETF ASSET ALLOCATION	MIDCAP STOCK	SMALL CAP STOCK INDEX
Investment income:
Income dividends from investments in portfolio shares	$742	$10,693	$561	$2,024	$845
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	5,816	(38,703)	1,799	(52,889)	126
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	18,026	263
Net realized long-term capital gain distributions from investments in portfolio shares	1,517	12,298	1,400	54,203	7,268
Net realized gain (loss) on investments in portfolio shares	7,333	(26,405)	3,199	19,340	7,657
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,368)	(23,055)	(4,352)	(7,584)	(11,182)
Net increase (decrease) in net assets from operations	$6,707	$(38,767)	$(592)	$13,780	$(2,680)

Statements of Changes in Net Assets
For the Year Ended December 31, 2015
	ALPS INVESTORS VARIABLE INSURANCE TRUST			DREYFUS INVESTMENT PORTFOLIOS
	CONSERVATIVE ETF ASSET ALLOCATION	GROWTH ETF ASSET ALLOCATION	INCOME AND GROWTH ETF ASSET ALLOCATION	MIDCAP STOCK	SMALL CAP STOCK INDEX
Changes from operations:
Investment income	$742	$10,693	$561	$2,024	$845
Net realized gain (loss) on investments in portfolio shares	7,333	(26,405)	3,199	19,340	7,657
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,368)	(23,055)	(4,352)	(7,584)	(11,182)
Net increase (decrease) in net assets from operations	6,707	(38,767)	(592)	13,780	(2,680)
Changes from contract owners transactions:
Net contract purchase payments	—	—	—	—	—
Contract redemptions	(10,653)	(63,695)	(5,404)	(19,686)	(728)
Net transfers	675,331	(675,331)	—	3,929	—
Net increase (decrease) in net assets from contract owners’ transactions	664,678	(739,026)	(5,404)	(15,757)	(728)
Net increase (decrease) in net assets	671,385	(777,793)	(5,996)	(1,977)	(3,408)
Net assets, beginning of period	62,241	915,109	42,211	479,842	116,089
Net assets, end of period	$733,626	$137,316	$36,215	$477,865	$112,681

*	See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	DREYFUS VARIABLE INVESTMENT FUND	FIDELITY VARIABLE INSURANCE PRODUCTS						FRANKLIN TEMPLETON VARIABLE INSURANCE PRD. TRUST
DREYFUS STOCK INDEX	INTERNATIONAL EQUITY (a)*	GROWTH OPPORTUNITIES	HIGH INCOME	INVESTMENT GRADE BOND	OVERSEAS	REAL ESTATE	STRATEGIC INCOME	MUTUAL GLOBAL DISCOVERY

$352	$—	$1	$1,013	$1,425	$57	$502	$1,070	$2,963

4,804	(507)	204	5,923	—	(117)	1,348	—	(101)

31	—	4	—	15	5	8	18	—

1,018	—	5,168	—	32	—	761	73	5,964
5,853	(507)	5,376	5,923	47	(112)	2,117	91	5,863

(5,611)	—	(2,777)	—	(1,989)	(4)	(971)	(2,257)	(12,598)
$594	$(507)	$2,600	$6,936	$(517)	$(59)	$1,648	$(1,096)	$(3,772)

	DREYFUS VARIABLE INVESTMENT FUND	FIDELITY VARIABLE INSURANCE PRODUCTS						FRANKLIN TEMPLETON VARIABLE INSURANCE PRD. TRUST
DREYFUS STOCK INDEX	INTERNATIONAL EQUITY (a)*	GROWTH OPPORTUNITIES	HIGH INCOME	INVESTMENT GRADE BOND	OVERSEAS	REAL ESTATE	STRATEGIC INCOME	MUTUAL GLOBAL DISCOVERY

$352	$—	$1	$1,013	$1,425	$57	$502	$1,070	$2,963
5,853	(507)	5,376	5,923	47	(112)	2,117	91	5,863

(5,611)	—	(2,777)	—	(1,989)	(4)	(971)	(2,257)	(12,598)
594	(507)	2,600	6,936	(517)	(59)	1,648	(1,096)	(3,772)

—	—	—	—	—	—	—	—	—
(271)	(5)	(9)	(6,093)	(4)	(4)	—	—	(698)
(23,184)	512	14,431	(843)	15,034	4,884	(22,041)	13,053	—

(23,455)	507	14,422	(6,936)	15,030	4,880	(22,041)	13,053	(698)
(22,861)	—	17,022	—	14,513	4,821	(20,393)	11,957	(4,470)
38,999	—	35,068	—	57,538	—	50,156	27,745	104,169
$16,138	$—	$52,090	$—	$72,051	$4,821	$29,763	$39,702	$99,699

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2015

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)		GUGGENHEIM VARIABLE INSURANCE FUNDS
	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	MULTI HEDGE STRATEGIES	RYDEX BIOTECHNOLOGY	RYDEX CONSUMER PRODUCTS
Investment income:
Income dividends from investments in portfolio shares	$2,707	$126	$331	$—	$—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	89	113	495	172
Net realized short-term capital gain distributions from investments in portfolio shares	176	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	176	89	113	495	172
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,479)	(6)	(454)	8,593	—
Net increase (decrease) in net assets from operations	$(1,596)	$209	$(10)	$9,088	$172
Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2015
	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)		GUGGENHEIM VARIABLE INSURANCE FUNDS
	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	MULTI HEDGE STRATEGIES	RYDEX BIOTECHNOLOGY	RYDEX CONSUMER PRODUCTS
Changes from operations:
Investment income	$2,707	$126	$331	$—	$—
Net realized gain (loss) on investments in portfolio shares	176	89	113	495	172
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,479)	(6)	(454)	8,593	—
Net increase (decrease) in net assets from operations	(1,596)	209	(10)	9,088	172
Changes from contract owners transactions:
Net contract purchase payments	—	—	—	—	—
Contract redemptions	—	(272)	(15)	(797)	(5)
Net transfers	7,280	7,246	29,032	—	(167)
Net increase (decrease) in net assets from contract owners’ transactions	7,280	6,974	29,017	(797)	(172)
Net increase (decrease) in net assets	5,684	7,183	29,007	8,291	—
Net assets, beginning of period	27,943	—	21,161	106,965	—
Net assets, end of period	$33,627	$7,183	$50,168	$115,256	$—

*	See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX DOW 2X STRATEGY (a)*	RYDEX ENERGY	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY (a)*	RYDEX INVERSE S&P 500 STRATEGY (a)*	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100® (a)*	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE

$—	$250	$8	$—	$—	$—	$—	$—	$1,333

(20,483)	(311)	876	(3,088)	(10,307)	292	(6,436)	30,270	(16,552)

—	46	—	—	—	218	—	—	10,348

—	1,277	—	—	—	53	—	—	14,153
(20,483)	1,012	876	(3,088)	(10,307)	563	(6,436)	30,270	7,949

—	(21,092)	—	—	—	(131)	(12,155)	1,012	(2,323)
$(20,483)	$(19,830)	$884	$(3,088)	$(10,307)	$432	$(18,591)	$31,282	$6,959

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX DOW 2X STRATEGY (a)*	RYDEX ENERGY	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY (a)*	RYDEX INVERSE S&P 500 STRATEGY (a)*	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100® (a)*	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE

$—	$250	$8	$—	$—	$—	$—	$—	$1,333
(20,483)	1,012	876	(3,088)	(10,307)	563	(6,436)	30,270	7,949

—	(21,092)	—	—	—	(131)	(12,155)	1,012	(2,323)
(20,483)	(19,830)	884	(3,088)	(10,307)	432	(18,591)	31,282	6,959

—	—	—	—	—	—	—	—	—
(60)	(389)	—	—	(21,484)	(12)	(21,065)	(1,439)	(2,129)
(549,863)	—	(884)	3,088	31,791	(2,997)	312,946	112,785	123,728

(549,923)	(389)	(884)	3,088	10,307	(3,009)	291,881	111,346	121,599
(570,406)	(20,219)	—	—	—	(2,577)	273,290	142,628	128,558
570,406	65,885	—	—	—	2,577	—	—	116,087
$—	$45,666	$—	$—	$—	$—	$273,290	$142,628	$244,645

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)		INVESCO VARIABLE INSURANCE FUNDS
	RYDEX S&P SMALLCAP 600 PURE GROWTH (a)*	RYDEX TRANSPORTATION	HIGH YIELD (a)*	MID CAP CORE EQUITY (a)*	GOVERNMENT MONEY MARKET (b)*
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$52
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(3,330)	(10)	995	(120)	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	50	—	—	—
Net realized long-term capital gain distribution from investments in portfolio shares	1,752	3,227	—	—	—
Net realized gain (loss) on investments in portfolio shares	(1,578)	3,267	995	(120)	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	(17,365)	—	—	—
Net increase (decrease) in net assets from operations	$(1,578)	$(14,098)	$995	$(120)	$52

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)		INVESCO VARIABLE INSURANCE FUNDS
	RYDEX S&P SMALLCAP 600 PURE GROWTH (a)*	RYDEX TRANSPORTATION	HIGH YIELD (a)*	MID CAP CORE EQUITY (a)*	GOVERNMENT MONEY MARKET (b)*
Changes from operations:
Investment income	$—	$—	$—	$—	$52
Net realized gain (loss) on investments in portfolio shares	(1,578)	3,267	995	(120)	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	(17,365)	—	—	—
Net increase (decrease) in net assets from operations	(1,578)	(14,098)	995	(120)	52
Changes from contract owners transactions:
Net contract purchase payments	—	—	—	—	—
Contract redemptions	(275)	(622)	(2,075)	(457)	(341,671)
Net transfers	1,853	—	1,080	(60,393)	(15,057)
Net increase (decrease) in net assets from contract owners’ transactions	1,578	(622)	(995)	(60,850)	(356,728)
Net increase (decrease) in net assets	—	(14,720)	—	(60,970)	(356,676)
Net assets, beginning of period	—	100,418	—	60,970	497,352
Net assets, end of period	$—	$85,698	$—	$—	$140,676

*	See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

INVESCO VARIABLE INSURANCE FUNDS (continued)	JANUS ASPEN SERIES - SERVICE		LAZARD RETIREMENT SERIES	OPPENHEIMER VARIABLE ACCOUNT FUNDS		PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE

TECHNOLOGY	BALANCED	ENTERPRISE	EMERGING MARKETS EQUITY	CORE BOND (a)*	INTERNATIONAL GROWTH	ALL ASSET	LONG TERM US GOVERNMENT	SHORT- TERM

$—	$582	$32	$412	$855	$652	$1,821	$3,353	$386

1,084	—	1	(356)	(988)	517	—	(108)	24

—	—	—	—	—	140	—	—	21

—	1,048	—	100	—	4,781	—	—	—
1,084	1,048	1	(256)	(988)	5,438	—	(108)	45

(1,172)	(1,486)	244	(7,851)	(19)	(4,457)	(6,761)	(5,488)	4
$(88)	$144	$277	$(7,695)	$(152)	$1,633	$(4,940)	$(2,243)	$435

INVESCO VARIABLE INSURANCE FUNDS (continued)	JANUS ASPEN SERIES - SERVICE		LAZARD RETIREMENT SERIES	OPPENHEIMER VARIABLE ACCOUNT FUNDS		PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE

TECHNOLOGY	BALANCED	ENTERPRISE	EMERGING MARKETS EQUITY	CORE BOND (a)*	INTERNATIONAL GROWTH	ALL ASSET	LONG TERM US GOVERNMENT	SHORT- TERM

$—	$582	$32	$412	$855	$652	$1,821	$3,353	$386
1,084	1,048	1	(256)	(988)	5,438	—	(108)	45

(1,172)	(1,486)	244	(7,851)	(19)	(4,457)	(6,761)	(5,488)	4
(88)	144	277	(7,695)	(152)	1,633	(4,940)	(2,243)	435

—	—	—	—	—	—	—	—	—
(472)	—	(10)	—	(288)	(6)	1	(993)	(1)
(61,649)	—	13,397	(6,262)	(14,172)	4,001	—	(2,336)	6

(62,121)	—	13,387	(6,262)	(14,460)	3,995	1	(3,329)	5
(62,209)	144	13,664	(13,957)	(14,612)	5,628	(4,939)	(5,572)	440
62,209	35,185	—	45,410	14,612	58,072	54,965	165,193	39,765
$—	$35,329	$13,664	$31,453	$—	$63,700	$50,026	$159,621	$40,205

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2015

	PIMCO VARIABLE INSURANCE TRUST - ADVISOR
	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	HIGH YIELD	LOW DURATION	REAL RETURN
Investment income:
Income dividends from investments in portfolio shares	$281	$5,853	$3,365	$4,225	$3,046
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(21)	(132)	(1,330)	(330)	(4)
Net realized short-term capital gain distributions from investments in portfolio shares	—	297	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	285	603	—	—
Net realized gain (loss) on investments in portfolio shares	(21)	450	(727)	(330)	(4)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,194)	(8,898)	(2,755)	(3,700)	(5,131)
Net increase (decrease) in net assets from operations	$(1,934)	$(2,595)	$(117)	$195	$(2,089)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	PIMCO VARIABLE INSURANCE TRUST - ADVISOR
	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	HIGH YIELD	LOW DURATION	REAL RETURN
Changes from operations:
Investment income	$281	$5,853	$3,365	$4,225	$3,046
Net realized gain (loss) on investments in portfolio shares	(21)	450	(727)	(330)	(4)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,194)	(8,898)	(2,755)	(3,700)	(5,131)
Net increase (decrease) in net assets from operations	(1,934)	(2,595)	(117)	195	(2,089)
Changes from contract owners transactions:
Net contract purchase payments	—	—	—	—	—
Contract redemptions	(4)	(752)	(919)	(889)	(30)
Net transfers	2,141	—	(6,535)	80	1,313
Net increase (decrease) in net assets from contract owners’ transactions	2,137	(752)	(7,454)	(809)	1,283
Net increase (decrease) in net assets	203	(3,347)	(7,571)	(614)	(806)
Net assets, beginning of period	6,196	111,961	45,029	123,809	73,494
Net assets, end of period	$6,399	$108,614	$37,458	$123,195	$72,688

*	See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

PIMCO VARIABLE INSURANCE TRUST - ADV (continued)	PIONEER VARIABLE CONTRACTS TRUST					T. ROWE PRICE EQUITY SERIES

TOTAL RETURN	DISCIPLINED VALUE	EQUITY INCOME	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME (a)*	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II

$56,249	$429	$351	$1,524	$146	$7	$—	$1,099	$—

(14,129)	6,225	—	—	—	(81)	14,235	6	4,893

—	1,690	—	113	57	—	—	—	2,130

11,047	7,555	676	1,052	2,964	—	—	2,490	8,251
(3,082)	15,470	676	1,165	3,021	(81)	14,235	2,496	15,274

(49,686)	(18,852)	(986)	(4,215)	(4,883)	98	(4,455)	(7,566)	838
$3,481	$(2,953)	$41	$(1,526)	$(1,716)	$24	$9,780	$(3,971)	$16,112

PIMCO VARIABLE INSURANCE TRUST - ADV (continued)	PIONEER VARIABLE CONTRACTS TRUST					T. ROWE PRICE EQUITY SERIES

TOTAL RETURN	DISCIPLINED VALUE	EQUITY INCOME	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME (a)*	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II

$56,249	$429	$351	$1,524	$146	$7	$—	$1,099	$—
(3,082)	15,470	676	1,165	3,021	(81)	14,235	2,496	15,274

(49,686)	(18,852)	(986)	(4,215)	(4,883)	98	(4,455)	(7,566)	838
3,481	(2,953)	41	(1,526)	(1,716)	24	9,780	(3,971)	16,112

—	—	—	—	—	—	—	—	—
(59,651)	—	—	—	—	—	(4)	(60)	(839)
25,324	(30,083)	—	1,952	—	(9,204)	(49,194)	79,512	(6,095)

(34,327)	(30,083)	—	1,952	—	(9,204)	(49,198)	79,452	(6,934)
(30,846)	(33,036)	41	426	(1,716)	(9,180)	(39,418)	75,481	9,178
1,056,821	88,576	18,756	32,140	27,009	9,180	102,949	34,934	128,620
$1,025,975	$55,540	$18,797	$32,566	$25,293	$—	$63,531	$110,415	$137,798

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2015

	VANECK VIP TRUST (c)*		VANGUARD VARIABLE INSURANCE FUNDS

	EMERGING MARKETS	GLOBAL HARD ASSETS	BALANCED	CAPITAL GROWTH	INTERNATIONAL
Investment income:
Income dividends from investments in portfolio shares	$29	$2	$788	$1,465	$75
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	—	—	33	686
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	73	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	287	—	1,486	4,428	62
Net realized gain (loss) on investments in portfolio shares	287	—	1,559	4,461	748
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,089)	(2,839)	(2,317)	(2,469)	(795)
Net increase (decrease) in net assets from operations	$(773)	$(2,837)	$30	$3,457	$28

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	VANECK VIP TRUST (c)*		VANGUARD VARIABLE INSURANCE FUNDS

	EMERGING MARKETS	GLOBAL HARD ASSETS	BALANCED	CAPITAL GROWTH	INTERNATIONAL
Changes from operations:
Investment income	$29	$2	$788	$1,465	$75
Net realized gain (loss) on investments in portfolio shares	287	—	1,559	4,461	748
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,089)	(2,839)	(2,317)	(2,469)	(795)
Net increase (decrease) in net assets from operations	(773)	(2,837)	30	3,457	28
Changes from contract owners transactions:
Net contract purchase payments	—	—	—	—	—
Contract redemptions	—	—	—	(862)	(4,654)
Net transfers	—	—	—	—	—
Net increase (decrease) in net assets from contract owners’ transactions	—	—	—	(862)	(4,654)
Net increase (decrease) in net assets	(773)	(2,837)	30	2,595	(4,626)
Net assets, beginning of period	5,522	8,437	33,164	132,318	8,547
Net assets, end of period	$4,749	$5,600	$33,194	$134,913	$3,921

*	See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

VANGUARD VARIABLE INSURANCE FUNDS (continued)				VIRTUS VARIABLE INSURANCE TRUST	WANGER ADVISORS TRUST
SHORT-TERM INVESTMENT GRADE (a)*	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	REAL ESTATE SECURITIES	INTERNATIONAL	INTERNATIONAL SELECT	COMBINED TOTAL

$30	$—	$589	$1,081	$343	$72	$108	$116,305

(14)	—	—	8,886	—	(302)	—	(80,837)

—	—	65	42	33	—	—	33,869

—	—	45	2,704	4,136	—	461	164,625
(14)	—	110	11,632	4,169	(302)	461	117,657

—	(3,756)	(611)	(12,602)	(3,930)	(413)	(641)	(292,981)
$16	$(3,756)	$88	$111	$582	$(643)	$(72)	$(59,019)

VANGUARD VARIABLE INSURANCE FUNDS (continued)				VIRTUS VARIABLE INSURANCE TRUST	WANGER ADVISORS TRUST
SHORT-TERM INVESTMENT GRADE (a)*	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	REAL ESTATE SECURITIES	INTERNATIONAL	INTERNATIONAL SELECT	COMBINED TOTAL

$30	$—	$589	$1,081	$343	$72	$108	$116,305
(14)	—	110	11,632	4,169	(302)	461	117,657

—	(3,756)	(611)	(12,602)	(3,930)	(413)	(641)	(292,981)
16	(3,756)	88	111	582	(643)	(72)	(59,019)

—	—	—	—	—	—	—	—
(101)	—	—	(19,430)	—	(16)	—	(589,997)
85	41,476	—	(1,362)	—	10,362	—	—

(16)	41,476	—	(20,792)	—	10,346	—	(589,997)
—	37,720	88	(20,681)	582	9,703	(72)	(649,016)
—	—	26,147	104,125	24,479	—	7,068	6,183,623
$—	$37,720	$26,235	$83,444	$25,061	$9,703	$6,996	$5,534,607

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements

Years Ended December 31, 2016 and 2015

(1) General

    The PHL Variable Accumulation Account II (“Account”) is a separate investment account of PHL Variable Insurance Company (“Company”). The Company is a Connecticut stock life insurance company and, prior to June 30, 2015, was an indirect wholly owned subsidiary of Phoenix Life Insurance Company (“Phoenix”). Phoenix and the Company (as of June 30, 2015) are wholly-owned subsidiaries of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established October 25, 2007 and commenced operations on April 7, 2008. The Account is used as a funding vehicle for an individual variable annuity contract, Phoenix Portfolio Advisor, issued by the Company and the contract is registered under the Securities Act of 1933. The operations of the Account are included in the operations of the Company pursuant to the provisions of the Connecticut Insurance Code. Effective May 1, 2010, the Account was no longer offered.

    Various lawsuits against the Company may arise in the ordinary course of the Company’s business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. Currently, however, there are no legal proceedings to which the Account is a party or to which the assets of the Account are subject. The Company is not involved in any litigation that is of material importance in relation to their total assets or that relates to the Account.

    The following investment options are available as of December 31, 2016:

ALPS VARIABLE INVESTMENT TRUST

    Morningstar Conservative ETF Asset Allocation Portfolio

    Morningstar Growth ETF Asset Allocation Portfolio

    Morningstar Income and Growth ETF Asset Allocation Portfolio

DREYFUS INVESTMENT PORTFOLIOS – SERVICE

    Small Cap Stock Index Portfolio

DREYFUS STOCK INDEX FUND – SERVICE

FIDELITY VARIABLE INSURANCE PRODUCTS – SERVICE CLASS 2

    Strategic Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 2

    Templeton Global Bond Fund

GUGGENHEIM VARIABLE INSURANCE FUNDS

    Multi-Hedge Strategies Fund

    Rydex Energy Fund

INVESCO VARIABLE INSURANCE FUNDS – CLASS I

    Government Money Market Fund

JANUS ASPEN SERIES – SERVICE

    Balanced Portfolio

LAZARD RETIREMENT SERIES, INC.

    Emerging Markets Equity Portfolio

PIMCO VARIABLE INSURANCE TRUST – ADMINISTRATIVE

    All Asset Portfolio

    Short-Term Portfolio

PIMCO VARIABLE INSURANCE TRUST – ADVISOR

    CommodityRealReturn Strategy Portfolio

    High Yield Portfolio

    Real Return Bond Portfolio

    Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST

    Equity Income Portfolio II

T. ROWE PRICE EQUITY SERIES, INC.

    Blue Chip Growth Portfolio II

VANECK VIP INSURANCE TRUST

    Emerging Markets Fund – Initial Class

    Global Hard Assets Fund – Class S

VANGUARD VARIABLE INSURANCE FUND

    Balanced Portfolio

    International Portfolio

    Total Bond Market Index Portfolio

    Total Stock Market Index Portfolio

(2) Summary of Significant Accounting Policies

BASIS OF PRESENTATION

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS

    In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), to clarify the principles for recognizing revenue. While insurance contracts are not within the scope of this updated guidance, service and fee income will be subject to this updated guidance. The updated guidance requires an entity to recognize revenue as performance obligations are met, in order to reflect the transfer of promised goods or services to customers in an amount that reflects the consideration the entity is entitled to receive for those goods or services. The following steps are applied in the updated guidance: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the entity satisfies a performance obligation. The updated guidance is effective for periods beginning after December 15, 2017. The Account is currently evaluating the impact of this guidance on its financial statements.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

    Investments in portfolio shares are valued at fair value using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income and realized gain distributions are recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments that are restricted as to resale.

    Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation period.

FEDERAL INCOME TAXES

    No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account

22

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

    The Account does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for uncertain tax positions or incurred any unrecognized tax benefits.

ANNUITY RESERVES

    Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

NET TRANSFERS

    The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product.

BREAKAGE

    Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. There was no breakage for the years ended December 31, 2016 and December 31, 2015.

(3) Financial Instruments and Fair Value

    The Account values all investments at fair value. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that market participants would use in pricing the investment based on available market data. Unobservable inputs are inputs that reflect the Account’s assumptions about the factors market participants would use in valuing the investment based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

● Level 1 –	Valuations based on quoted prices in active markets for identical investments.
● Level 2 –

Valuations based on (i) quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly; (ii) quoted prices for similar investments in active markets; and (iii) inputs other than quoted prices that are observable or inputs derived from or corroborated by market data for substantially the full term of the investment.

● Level 3 –	Valuations based on inputs that are unobservable, supported by little or no market activity, and that are significant to the overall fair value measurement.

    The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, such as, the type of product, whether the product is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

    Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund managers.

The Account includes these prices in the amounts disclosed in Level 1 of the hierarchy.

    The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

Fair Value Measurements Using
	Total As of 12/31/2016	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Mutual Funds:
Balanced	$1,039,904	$1,039,904	$—	$—
Bond	1,200,491	1,200,491	—	—
Money Market	48,682	48,682	—	—
Stock	525,881	525,881	—	—
	$2,814,958	$2,814,958	—	—

    The Account’s investments include various mutual funds whose fair value is calculated using the net asset value (NAV) per share. For the Account, such assets include investments in various mutual funds. The following table indicates the investments with a reported NAV:

Fair Value Using NAV per share as of December 31, 2016
Investment	Fair Value using NAV	Unfunded commitment	Redemption frequency	Redemption Notice Period*	Other redemption restrictions
Mutual Funds:
Balanced	$1,039,904	N/A	Daily	None	None
Bond	1,200,491	N/A	Daily	None	None
Money Market	48,682	N/A	Daily	None	None
Stock	525,881	N/A	Daily	None	None
	$2,814,958

*	Subject to portfolio managers’ discretion and/or excessive trading by Company.

(4)	Purchases and Sales of Investments in Portfolio Shares

    The aggregate cost of purchases of investments in portfolio shares was $9,475,885 and $27,497,940 for the years ended December 31, 2016 and December 31, 2015, respectively. The aggregate proceeds from sales of investments in portfolio shares were $12,281,950 and $27,773,135 for the years ended December 31, 2016 and December 31, 2015, respectively.

(5)	Deductions and Expenses

    Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

    The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company

23

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

    The Company deducts a monthly subscription charge of $20.00 to issue and administer each contract. These fees were $7,523 and $8,798 for the years ended December 31, 2016 and December 31, 2015, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

    The Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain investment portfolios. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The transaction fees were $950 and $750 for the years ended December 31, 2016 and December 31, 2015, respectively.

    The Company also deducts a guaranteed minimum withdrawal benefit fee if this optional benefit is selected. These fees were $10,193 and $10,214 for the years ended December 31, 2016 and December 31, 2015, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

(6)	Financial Highlights

    The following table discloses total returns, investment income and expense ratios for each offered fund in the Account.

    The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the product. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

    The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

    The expense ratio includes only those expenses that result in a direct reduction to unit values. There are no such expenses for this product. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

24

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO
ALPS Variable Investment Trust:
Morningstar ETF Asset Allocation:
Conservative Portfolio
December 31, 2016	49	$1.27	$63	4.10%	0.42%	N/A
December 31, 2015	603	1.22	734	-0.81%	0.42%	N/A
December 31, 2014	51	1.23	62	2.50%	1.03%	N/A
December 31, 2013	51	1.20	61	2.56%	0.16%	N/A
December 31, 2012	52	1.17	61	5.41%	0.21%	N/A
Growth Portfolio
December 31, 2016	568	1.43	814	9.16%	1.80%	N/A
December 31, 2015	105	1.31	137	-2.24%	1.39%	N/A
December 31, 2014	682	1.34	915	4.69%	1.01%	N/A
December 31, 2013	930	1.28	1,192	16.36%	1.78%	N/A
December 31, 2012	1,034	1.10	1,138	13.40%	1.68%	N/A
Income and Growth Portfolio
December 31, 2016	25	1.34	33	6.35%	1.56%	N/A
December 31, 2015	29	1.26	36	-1.56%	1.37%	N/A
December 31, 2014	33	1.28	42	3.23%	1.06%	N/A
December 31, 2013	37	1.24	46	7.83%	1.35%	N/A
December 31, 2012	42	1.15	48	7.48%	1.46%	N/A
The Dreyfus Investment Portfolios – Service
Small Cap Stock Index Portfolio
December 31, 2016	28	2.40	67	25.65%	1.13%	N/A
December 31, 2015	59	1.91	113	-2.05%	0.72%	N/A
December 31, 2014	59	1.95	116	4.84%	0.61%	N/A
December 31, 2013	67	1.86	124	40.91%	0.00%	N/A
December 31, 2012	—	1.32	—	15.79%	1.23%	N/A
Dreyfus Stock Index Fund – Service
December 31, 2016	126	1.90	239	11.11%	2.13%	N/A
December 31, 2015	9	1.71	16	1.18%	1.50%	N/A
December 31, 2014	23	1.69	39	12.67%	1.60%	N/A
December 31, 2013	9	1.50	14	31.58%	1.53%	N/A
December 31, 2012	147	1.14	167	16.33%	1.62%	N/A
Fidelity Variable Insurance Products – Service:
Strategic Income Portfolio
December 31, 2016	11	1.59	18	8.16%	2.27%	N/A
December 31, 2015	27	1.47	40	-2.00%	2.88%	N/A
December 31, 2014	18	1.50	28	3.45%	2.14%	N/A
December 31, 2013	32	1.45	46	0.00%	3.04%	N/A
December 31, 2012	61	1.45	88	9.85%	3.79%	N/A
Franklin Templeton Variable Insurance Products Trust:
Templeton Global Bond II Fund
December 31, 2016	19	1.59	30	3.25%	0.00%	N/A
December 31, 2015	22	1.54	34	-4.35%	8.30%	N/A
December 31, 2014	17	1.61	28	1.90%	4.08%	N/A
December 31, 2013	—	1.58	—	1.28%	3.37%	N/A
December 31, 2012	96	1.56	149	15.56%	4.89%	N/A
Guggenheim Variable Insurance Funds:
Multi-Hedge Strategies Fund
December 31, 2016	22	0.99	21	-1.00%	0.07%	N/A
December 31, 2015	50	1.00	50	2.04%	0.79%	N/A
December 31, 2014	22	0.98	21	4.26%	0.00%	N/A
December 31, 2013	22	0.94	20	2.17%	0.00%	N/A
December 31, 2012	22	0.92	20	2.22%	0.39%	N/A

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Energy Fund
December 31, 2016	3	$0.81	$2	30.65%	1.37%	N/A
December 31, 2015	74	0.62	46	-29.55%	0.42%	N/A
December 31, 2014	75	0.88	66	-19.27%	0.22%	N/A
December 31, 2013	—	1.09	—	23.86%	0.00%	N/A
December 31, 2012	5	0.88	4	2.33%	0.00%	N/A
Invesco Variable Insurance Funds:
Government Money Market Fund
December 31, 2016	5	10.02	49	0.10%	0.07%	N/A
December 31, 2015	14	10.01	141	0.00%	0.01%	N/A
December 31, 2014	50	10.01	497	0.00%	0.01%	N/A
December 31, 2013	55	10.01	555	0.10%	0.04%	N/A
December 31, 2012	168	10.00	1,677	0.00%	0.02%	N/A
Inception May 1, 2012		10.00	—	N/A	N/A	N/A
Janus Aspen Series – Service:
Balanced Portfolio
December 31, 2016	21	1.78	37	4.09%	1.96%	N/A
December 31, 2015	21	1.71	35	0.59%	1.64%	N/A
December 31, 2014	21	1.70	35	8.28%	1.50%	N/A
December 31, 2013	29	1.57	45	19.85%	1.15%	N/A
December 31, 2012	107	1.31	141	12.93%	2.19%	N/A
Lazard Retirement Series, Inc.:
Emerging Markets Equity Portfolio
December 31, 2016	4	1.00	4	20.48%	0.49%	N/A
December 31, 2015	38	0.83	31	-20.19%	1.07%	N/A
December 31, 2014	44	1.04	45	-4.59%	2.59%	N/A
December 31, 2013	10	1.09	11	-0.91%	0.63%	N/A
December 31, 2012	34	1.10	37	22.22%	1.24%	N/A
PIMCO Variable Insurance Trust: Administrative:
All Asset Portfolio
December 31, 2016	40	1.40	56	12.90%	2.68%	N/A
December 31, 2015	40	1.24	50	-8.82%	3.39%	N/A
December 31, 2014	40	1.36	55	0.74%	4.84%	N/A
December 31, 2013	76	1.35	103	0.00%	4.35%	N/A
December 31, 2012	107	1.35	144	15.38%	4.41%	N/A
Short-Term Portfolio
December 31, 2016	41	1.19	49	2.59%	1.58%	N/A
December 31, 2015	35	1.16	40	0.87%	0.95%	N/A
December 31, 2014	35	1.15	40	0.88%	0.70%	N/A
December 31, 2013	35	1.14	39	0.88%	0.76%	N/A
December 31, 2012	35	1.13	39	2.73%	0.94%	N/A
PIMCO Variable Insurance Trust: Advisor:
CommodityRealReturn Strategy Portfolio
December 31, 2016	15	0.50	7	16.28%	1.01%	N/A
December 31, 2015	15	0.43	6	-25.86%	4.25%	N/A
December 31, 2014	11	0.58	6	-18.31%	0.27%	N/A
December 31, 2013	10	0.71	7	-15.48%	2.12%	N/A
December 31, 2012	18	0.84	15	5.00%	1.62%	N/A
High Yield Portfolio
December 31, 2016	30	1.77	53	12.74%	5.13%	N/A
December 31, 2015	24	1.57	37	-1.88%	5.10%	N/A
December 31, 2014	28	1.60	45	3.23%	5.10%	N/A
December 31, 2013	24	1.55	38	5.44%	5.47%	N/A
December 31, 2012	278	1.47	409	13.95%	5.80%	N/A

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO
PIMCO Variable Insurance Trust: Advisor: (continued)
Real Return Portfolio
December 31, 2016	57	$1.32	$76	4.76%	2.17%	N/A
December 31, 2015	58	1.26	73	-2.33%	4.10%	N/A
December 31, 2014	57	1.29	73	3.20%	1.31%	N/A
December 31, 2013	57	1.25	71	-9.42%	0.95%	N/A
December 31, 2012	202	1.38	280	8.66%	0.98%	N/A
Total Return Portfolio
December 31, 2016	538	1.49	803	2.76%	1.99%	N/A
December 31, 2015	706	1.45	1,026	0.00%	4.67%	N/A
December 31, 2014	729	1.45	1,057	4.32%	2.00%	N/A
December 31, 2013	791	1.39	1,100	-2.11%	2.04%	N/A
December 31, 2012	1,059	1.42	1,503	9.23%	2.47%	N/A
Pioneer Variable Contracts Trust:
Equity Income Portfolio
December 31, 2016	9	1.98	18	20.00%	1.76%	N/A
December 31, 2015	11	1.65	19	0.00%	1.87%	N/A
December 31, 2014	11	1.65	19	13.01%	2.64%	N/A
December 31, 2013	20	1.46	29	28.07%	1.67%	N/A
December 31, 2012	92	1.14	105	10.68%	2.91%	N/A
T. Rowe Price Equity Series, Inc:
Blue Chip Growth Portfolio
December 31, 2016	8	2.12	17	0.47%	0.00%	N/A
December 31, 2015	30	2.11	64	10.47%	0.00%	N/A
December 31, 2014	54	1.91	103	9.14%	0.00%	N/A
December 31, 2013	70	1.75	122	41.13%	0.00%	N/A
December 31, 2012	121	1.24	151	18.10%	0.00%	N/A
VanEck VIP Insurance Trust:
Emerging Markets Fund
December 31, 2016	8	1.04	8	0.00%	0.37%	N/A
December 31, 2015	5	1.04	5	-14.05%	0.54%	N/A
December 31, 2014	5	1.21	6	-0.82%	0.49%	N/A
December 31, 2013	5	1.22	6	11.93%	3.15%	N/A
December 31, 2012	13	1.09	14	29.76%	0.00%	N/A
Global Hard Assets Fund
December 31, 2016	10	0.77	8	45.28%	0.26%	N/A
December 31, 2015	10	0.53	6	-34.57%	0.03%	N/A
December 31, 2014	10	0.81	8	-19.00%	0.00%	N/A
December 31, 2013	10	1.00	10	9.89%	0.50%	N/A
December 31, 2012	10	0.91	9	3.41%	0.51%	N/A
Vanguard Variable Insurance Fund:
Balanced Portfolio
December 31, 2016	20	1.83	37	10.91%	2.48%	N/A
December 31, 2015	20	1.65	33	0.00%	2.36%	N/A
December 31, 2014	20	1.65	33	10.00%	2.18%	N/A
December 31, 2013	33	1.50	49	20.00%	2.40%	N/A
December 31, 2012	33	1.25	41	12.61%	2.69%	N/A
International Portfolio
December 31, 2016	38	1.14	44	1.79%	1.28%	N/A
December 31, 2015	3	1.12	4	-0.88%	1.69%	N/A
December 31, 2014	8	1.13	9	-6.61%	1.43%	N/A
December 31, 2013	8	1.21	9	23.47%	1.40%	N/A
December 31, 2012	8	0.98	7	20.99%	2.37%	N/A

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO
Vanguard Variable Insurance Fund: (continued)
Total Bond Market Index Portfolio
December 31, 2016	124	$1.39	$172	2.96%	2.35%	N/A
December 31, 2015	19	1.35	26	0.00%	2.24%	N/A
December 31, 2014	19	1.35	26	5.47%	0.00%	N/A
December 31, 2013	—	1.28	—	-2.29%	0.00%	N/A
December 31, 2012	—	1.31	—	4.80%	7.46%	N/A
Total Stock Market Index Portfolio
December 31, 2016	45	1.97	89	12.57%	1.17%	N/A
December 31, 2015	48	1.75	83	0.57%	1.26%	N/A
December 31, 2014	60	1.74	104	12.26%	1.36%	N/A
December 31, 2013	65	1.55	101	33.62%	1.54%	N/A
December 31, 2012	82	1.16	95	16.00%	1.87%	N/A

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

(7)	Unit Progression

The change in units outstanding for the year ended December 31, 2016 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
ALPS INVESTORS VARIABLE INSURANCE TRUST:
Conservative ETF Asset Allocation II		602,769.6	—	(553,552.8)	49,216.8
Growth ETF Asset Allocation II		105,031.3	501,989.8	(39,505.6)	567,515.5
Income and Growth ETF Asset Allocation II		28,771.1	—	(4,005.4)	24,765.7
DREYFUS INVESTMENT PORTFOLIOS:
MidCap Stock	a	252,373.2	—	(252,373.2)	—
Small Cap Stock Index		59,082.1	17,487.0	(48,626.9)	27,942.2
DREYFUS STOCK INDEX FUND:		9,458.5	118,865.7	(2,441.3)	125,882.9
FIDELITY VARIABLE INSURANCE PRODUCTS –
Service Class II
Growth Opportunities	b	27,981.7	460.9	(28,442.5)	—
High Income	a	—	120,417.3	(120,417.3)	—
Investment Grade Bond	a	51,946.0	9,122.2	(61,068.1)	—
Overseas	i	4,546.6	44,088.0	(48,634.6)	—
Real Estate	a	17,318.2	—	(17,318.2)	—
Strategic Income		26,963.7	11,308.8	(27,020.0)	11,252.5
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST:
Mutual Global Discovery II	b	66,421.6	—	(66,421.6)	—
Templeton Global Bond II		21,819.4	37,760.4	(40,370.7)	19,209.1
U.S. Government Securities II	b	5,740.6	72,947.4	(78,688.0)	—
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Multi-Hedge Strategies		50,321.4	780.1	(29,547.5)	21,554.0
Rydex Biotechnology	b	28,478.3	—	(28,478.5)	—
Rydex Consumer Products	c	—	2,230.1	(2,230.1)	—
Rydex Energy		74,056.0	4,334.4	(75,377.9)	3,012.5
Rydex S&P 500 2X Strategy	b	153,861.4	—	(153,861.4)	—
Rydex S&P 500 Pure Growth	c	67,511.1	213,013.9	(280,525.1)	—
Rydex S&P 500 Pure Value	a	141,494.8	1,613,094.0	(1,754,588.8)	—
Rydex Transportation	b	48,778.4	—	(48,778.4)	—
INVESCO VARIABLE INSURANCE FUNDS:
Government Money Market I	d	14,056.5	363,524.5	(372,721.4)	4,859.6
JANUS ASPEN SERIES:
Balanced		20,718.2	—	—	20,718.2
Enterprise	c	7,136.7	—	(7,136.7)	—
LAZARD RETIREMENT SERIES:
Emerging Markets Equity		37,949.0	—	(33,560.3)	4,388.7
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
International Growth	b	48,683.8	—	(48,683.6)	—
PIMCO VARIABLE INSURANCE TRUST –
Administrative
All Asset		40,476.9	—	(2.7)	40,474.2
Long-Term US Government	i	92,418.8	15,829.9	(108,248.8)	—
Short-Term		34,689.7	7,479.4	(1,244.0)	40,925.1
PIMCO VARIABLE INSURANCE TRUST – Advisor
CommodityRealReturn Strategy		14,805.7	1,633.8	(1,610.3)	14,829.2
Emerging Markets Bond	b	76,966.8	—	(76,966.9)	—
High Yield		23,814.7	7,628.0	(1,415.0)	30,027.7
Low Duration	b	97,668.6	—	(97,668.6)	—
Real Return		57,867.5	205.8	(639.4)	57,433.9
Total Return		705,531.0	255,775.8	(423,122.4)	538,184.4

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
PIONEER VARIABLE CONTRACTS TRUST:
Disciplined Value VCT II	e	44,307.1	22,379.6	(66,686.7)	—
Equity Income VCT II		11,365.9	45,140.8	(47,380.0)	9,126.7
High Yield VCT II	a	21,422.9	—	(21,422.8)	—
Mid Cap Value VCT II	b	16,218.1	—	(16,218.1)	—
T. ROWE PRICE EQUITY SERIES:
Blue Chip Growth II		30,087.7	38,528.0	(60,600.4)	8,015.3
Equity Income II	b	77,053.6	19,097.1	(96,150.7)	—
Health Sciences II	b	36,291.0	16,087.6	(52,378.6)	—
VANECK VIP INSURANCE TRUST:	f
Emerging Markets		4,550.8	5,368.7	(2,219.8)	7,699.7
Global Hard Assets		10,467.5	14,841.8	(14,841.8)	10,467.5
VANGUARD VARIABLE INSURANCE FUND:
Balanced		20,147.6	—	—	20,147.6
Capital Growth	b	65,499.9	—	(65,499.9)	—
International		3,489.3	71,345.8	(36,407.4)	38,427.7
Small Company Growth	b	17,426.7	—	(17,426.7)	—
Total Bond Market Index		19,364.1	156,678.9	(52,208.7)	123,834.3
Total Stock Market Index		47,771.9	57,704.2	(60,294.5)	45,181.6
VIRTUS VARIABLE INSURANCE TRUST
Real Estate Securities	i	14,705.4	29,963.0	(44,668.4)	—
WANGER ADVISORS TRUST:
International	g	7,408.3	—	(7,408.3)	—
International Select	h	6,280.5	—	(6,280.5)	—
		3,571,367.2	3,897,112.7	(5,603,387.4)	1,865,092.5

*	See Footnote 8 for details.

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

(7)	Unit Progression

The change in units outstanding for the year ended December 31, 2015 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
ALPS INVESTORS VARIABLE INSURANCE TRUST:
Conservative ETF Asset Allocation II		50,519.4	1,125,436.6	(573,186.4)	602,769.6
Growth ETF Asset Allocation II		682,374.9	520,907.2	(1,098,250.8)	105,031.3
Income and Growth ETF Asset Allocation II		32,972.5	—	(4,201.4)	28,771.1
DREYFUS INVESTMENT PORTFOLIOS:
MidCap Stock		247,041.6	232,442.9	(227,111.3)	252,373.2
Small Cap Stock Index		59,450.8	—	(368.7)	59,082.1
DREYFUS STOCK INDEX FUND:		23,056.1	—	(13,597.6)	9,458.5
DREYFUS VARIABLE INVESTMENT PORTFOLIOS:
International Equity	a	—	6,987.4	(6,987.4)	—
FIDELITY VARIABLE INSURANCE PRODUCTS –
Service Class II
Growth Opportunities		19,844.6	8,469.7	(332.6)	27,981.7
High Income		—	410,571.7	(410,571.7)	—
Investment Grade Bond		41,130.5	10,818.1	(2.6)	51,946.0
Overseas		—	6,041.6	(1,495.0)	4,546.6
Real Estate		30,202.0	—	(12,883.8)	17,318.2
Strategic Income		18,478.0	8,485.7	—	26,963.7
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST:
Mutual Global Discovery II		66,866.8	—	(445.2)	66,421.6
Templeton Global Bond II		17,350.6	4,468.8	—	21,819.4
U.S. Government Securities II		—	201,759.2	(196,018.6)	5,740.6
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Multi-Hedge Strategies		21,618.3	29,337.1	(634.0)	50,321.4
Rydex Biotechnology		28,669.2	—	(190.9)	28,478.3
Rydex Consumer Products		—	3,109.3	(3,109.3)	—
Rydex Dow 2X Strategy	a	319,182.3	947,806.6	(1,266,988.9)	—
Rydex Energy		74,552.3	—	(496.3)	74,056.0
Rydex Government Long Bond 1.2X Strategy	a	—	22,322.3	(22,322.3)	—
Rydex Inverse S&P 500 Strategy	a	—	5,477,227.1	(5,477,227.1)	—
Rydex Mid Cap 1.5X Strategy		—	324,819.7	(324,819.7)	—
Rydex NASDAQ-100®	a	1,159.0	6,929.6	(8,088.6)	—
Rydex S&P 500 2X Strategy		—	943,172.7	(789,311.3)	153,861.4
Rydex S&P 500 Pure Growth		—	1,799,591.1	(1,732,080.0)	67,511.1
Rydex S&P 500 Pure Value		60,844.1	2,078,618.9	(1,997,968.2)	141,494.8
Rydex S&P SmallCap 600 Pure Growth		—	10,563.7	(10,563.7)	—
Rydex Transportation		49,105.3	—	(326.9)	48,778.4
INVESCO VARIABLE INSURANCE FUNDS:
High Yield I	a	—	21,646.1	(21,646.1)	—
Mid Cap Core Equity I	a	40,146.7	—	(40,146.7)	—
Government Money Market I	b	49,701.6	901,108.1	(936,753.2)	14,056.5
Technology I		34,528.9	2,040.9	(36,569.8)	—
JANUS ASPEN SERIES:
Balanced		20,718.2	—	—	20,718.2
Enterprise		—	7,173.5	(36.8)	7,136.7
LAZARD RETIREMENT SERIES:
Emerging Markets Equity		43,801.4	—	(5,852.4)	37,949.0
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Core Bond	a	14,994.4	7,869.3	(22,863.7)	—
International Growth		45,761.3	8,511.2	(5,588.7)	48,683.8

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
PIMCO VARIABLE INSURANCE TRUST –
Administrative
All Asset		40,476.9	—	—	40,476.9
Long-Term US Government		94,316.4	922.4	(2,820.0)	92,418.8
Short-Term		34,689.7	2,158.1	(2,158.1)	34,689.7
PIMCO VARIABLE INSURANCE TRUST – Advisor
CommodityRealReturn Strategy		10,657.9	4,213.4	(65.6)	14,805.7
Emerging Markets Bond		77,482.6	—	(515.8)	76,966.8
High Yield		28,129.7	103,273.8	(107,588.8)	23,814.7
Low Duration		98,365.0	12,496.6	(13,193.0)	97,668.6
Real Return		56,870.1	1,022.3	(24.9)	57,867.5
Total Return		729,274.3	288,871.3	(312,614.6)	705,531.0
PIONEER VARIABLE CONTRACTS TRUST:
Disciplined Value VCT II		66,803.1	—	(22,496.0)	44,307.1
Equity Income VCT II		11,365.9	—	—	11,365.9
High Yield VCT II		20,246.8	1,176.1	—	21,422.9
Mid Cap Value VCT II		16,218.1	—	—	16,218.1
Strategic Income VCT II	a	6,154.9	—	(6,154.9)	—
T. ROWE PRICE EQUITY SERIES:
Blue Chip Growth II		54,020.2	6,797.3	(30,729.8)	30,087.7
Equity Income II		22,646.7	54,448.0	(41.1)	77,053.6
Health Sciences II		38,098.0	1,238.2	(3,045.2)	36,291.0
VANECK VIP INSURANCE TRUST:	c
Emerging Markets		4,550.8	—	—	4,550.8
Global Hard Assets		10,467.5	—	—	10,467.5
VANGUARD VARIABLE INSURANCE FUND:
Balanced		20,147.6	—	—	20,147.6
Capital Growth		65,925.4	—	(425.5)	65,499.9
International		7,547.6	—	(4,058.3)	3,489.3
Short-Term Investment Grade	a	—	1,300.9	(1,300.9)	—
Small Company Growth		—	17,426.7	—	17,426.7
Total Bond Market Index		19,364.1	—	—	19,364.1
Total Stock Market Index		59,831.7	700.8	(12,760.6)	47,771.9
VIRTUS VARIABLE INSURANCE TRUST
Real Estate Securities		14,705.4	—	—	14,705.4
WANGER ADVISORS TRUST:
International		—	10,513.3	(3,105.0)	7,408.3
International Select		6,280.5	—	—	6,280.5
		3,708,707.7	15,634,795.3	(15,772,135.8)	3,571,367.2

*	See Footnote 8 for details.

(8)	Detail Descriptions for Statement of Operations and Unit Progression Footnote References

For the period ending December 31, 2016:

a)	For the period January 1, 2016 through August 24, 2016 (liquidation of fund).
b)	For the period January 1, 2016 through August 15, 2016 (liquidation of fund).
c)	For the period January 1, 2016 through May 10, 2016 (liquidation of fund).
d)	Invesco V.I. Government Money Market was formerly known as Invesco V.I. Money Market prior to its name change effective May 1, 2016.
e)	For the period January 1, 2016 through June 2, 2016 (liquidation of fund).
f)	VanEck VIP Trust was formerly known as the Van Eck VIP Trust prior to its name change effective May 1 2016.
g)	For the period January 1, 2016 through March 28, 2016 (liquidation of fund).
h)	For the period January 1, 2016 through April 29, 2016 (liquidation of fund).
i)	For the period January 1, 2016 through December 7, 2016 (liquidation of fund).
j)	ALPS Morningstar ETF Assets Allocation Series as formerly known as the ALPS Ibbotson ETF Asset Allocation Series prior to its name change effective May 1, 2016

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

For the period ending December 31, 2015:

a)	For the period January 1, 2015 through November 30, 2015 (liquidation of fund).
b)	Invesco V.I. Government Money Market was formerly known as Invesco V.I. Money Market prior to its name change effective May 1, 2016.
c)	VanEck VIP Trust was formerly known as the Van Eck VIP Trust prior to its name change effective May 1 2016.

(9) Other

NASSAU TRANSACTION

On September 29, 2015, Phoenix announced the signing of a definitive agreement in which Nassau Reinsurance Group Holdings L.P. (“Nassau”) agreed to acquire Phoenix for $37.50 per share in cash, representing an aggregate purchase price of $217.2 million (the “Nassau Transaction”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on acquiring and operating entities in the life, annuity and long-term care sectors. The Nassau Transaction was subject to the approval of the Phoenix shareholders, regulatory approvals from the NYDFS and the Connecticut Insurance Department, among other closing conditions. On June 20, 2016 Nassau completed its acquisition of Phoenix after receipt of insurance regulatory approvals from the Connecticut Insurance Department and the NYDFS. As part of the transaction, Nassau contributed $100 million of new equity capital into Phoenix at closing. Phoenix is now a privately held, wholly-owned subsidiary of Nassau, serving as its U.S. life and annuity platform. In addition, Saybrus has become a subsidiary of Nassau, held outside of Phoenix.

REGULATORY MATTERS

State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of Phoenix and the Company and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

Note 10-Subsequent Events

Effective January 1, 2017, the Company entered into new service agreements with its affiliates, related to cost reimbursement for services. The agreements cover a variety of services including, but not limited to, management fees for business services, information technology services, office space, commission paying services and administrative services. The agreements also contain cost allocation and tax allocation provisions.

Effective January 1, 2017, the Company entered into an Investment Management Agreements with an affiliate, Nassau Asset Management LLC. The agreements cover investment and related advisory services.

33

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors PHL Variable

Insurance Company and Contract Owners of

PHL Variable Accumulation Account II

We have audited the accompanying statement of assets and liabilities of PHL Variable Accumulation Account II (the “Account”) as of December 31, 2016, the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2016, and the financial highlights for each of the five years in the periods ended December 31, 2016. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian or fund transfer agents. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PHL Variable Accumulation Account II as of December 31, 2016, the results of its operations, changes in its net assets for each of the two years in the period ended December 31, 2016 and financial highlights for each of the five years in the periods ended December 31, 2016 in conformity with accounting principles generally accepted in the United States of America.

New York, New York

April 26, 2017

Continued

PHL Variable Accumulation Account II

SPONSOR

PHL Variable Insurance Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BDO USA, LLP